INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Net operating loss carryforwards	$ 6,812	$ 6,646
Restricted stock (RSAs, RSUs)	581	819
Stock options		159
Depreciation	75	(22)
Intangibles	697	93
Acquisition transaction costs	80	95
Capitalized research and development	141	(18)
Unrealized gain on investment	1	2
Bad debt	2	18
Capital loss limitation and cash flow used	840	930
Rents		3
Impairments		25
FV loss on equity investment	(3)	(3)
Accrued bonus compensation	55
Gross Deferred Tax Assets	9,281	8,747
Valuation allowance	(9,281)	(8,747)
Gross Deferred Tax Assets
Liabilities:
Intangibles and other deferred tax liabilities
Net Deferred Tax Assets